RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Summary of aggregate amounts to related Parties

	As of	As of
	December 31, 2024	December 31, 2023 (*)
Aggregate total financial exposure	5,161,033	1,778,169
Number of recipient related parties	79	80
(a) Individuals	67	68
(b) Companies	12	12
Average total financial exposure	65,330	22,227
Single largest exposure	2,238,987	1,387,195
(*) Historical values as of December 31, 2023, without adjusment for inflation.